Operating profit (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Depreciation of right of use assets	$ 241	$ 233	$ 0
Impairment of right of use assets	0	8	0
Depreciation of property, plant and equipment	130	135	126
Impairment of property, plant and equipment	0	4	0
Gain on disposal of businesses	0	0	(38)
Amounts included in cost of sales with respect to inventory	15,637	13,804	13,699
Staff costs	3,143	2,891	2,896
Trade receivables impairment	(3)	10	5
Land and buildings
Disclosure of detailed information about intangible assets [line items]
Operating lease rentals	0	0	223
Plant and machinery
Disclosure of detailed information about intangible assets [line items]
Operating lease rentals	0	0	78
Acquired
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets other than goodwill	131	114	110
Non-acquired
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets other than goodwill	$ 37	$ 29	$ 23